Commitments - Capital Commitments Outstanding not Provided for in Financial Statements (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about capital commitment [line items]
Capital commitments	¥ 108,896	¥ 105,355
Aircraft and flight equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	86,834	83,532
Associates [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for		170
Joint ventures [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	18	25
Authorised but not contracted for	22	19
Investments accounted for using equity method [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	18	195
Capital commitments	40	214
Other property, plant and equipment [member]
Disclosure of detailed information about capital commitment [line items]
Authorised and contracted for	6,386	2,297
Authorised but not contracted for	15,636	19,312
Capital commitments	¥ 22,022	¥ 21,609